CRITICAL ACCOUNTING ESTIMATES AND JUDGMENTS (Details Narrative) - CNY (¥)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Property, plant and equipment	¥ 1,146,000	¥ 1,006,000
Impairment loss recognised in profit or loss, property, plant and equipment	0	0	¥ 0
Investment property
Impairment loss recognised in profit or loss, investment property	0	0	0
Right-of-use assets		469,000
Impairment loss recognised in profit or loss, goodwill	0	0	0
Income tax payable	40,000	93,000
Provision For Doubtful Account Of Trade receivables		(2,751,000)	10,148,000
Provision for bad debt (reversal) expense	(1,000,000)	33,365,000
Trade and other current receivables
Current inventories
Land use rights [member]
IfrsStatementLineItems [Line Items]
Right-of-use assets
Impairment loss of land use rights	¥ 0	¥ 0	¥ 0